UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Balanced ETF Fund (Class A)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	35.91%
International Equity	14.10
Mid Cap Equity	10.36
Small Cap Equity	34.05
Money Market	0.74
Short Term Investments	4.84
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/1/2015)	(6/30/15)	(1/1/15 – 6/30/15)
Class A
Actual	$1,000.00	$1,017.20	$2.82

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.00	$2.83

* Expenses are equal to the Fund’s annualized expense ratio of 0.57% for the Class A shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.04%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND EXCHANGE TRADED FUNDS
239,599	Vanguard Total Bond Market ETF	$19,469,814

TOTAL BOND EXCHANGE TRADED FUNDS — 37.53% (Cost $19,705,281)		$19,469,814

EQUITY EXCHANGE TRADED FUNDS
153,767	Vanguard FTSE Developed Markets ETF	6,096,901
37,912	Vanguard FTSE Emerging Markets ETF	1,549,843
46,236	Vanguard Russell 2000 ETF(a)	4,632,385
73,242	Vanguard S&P 500 ETF	13,831,019
55,376	Vanguard S&P Mid-Cap 400 ETF(a)	5,619,556

TOTAL EQUITY EXCHANGE TRADED FUNDS — 61.17% (Cost $28,263,872)		$31,729,704

MONEY MARKET MUTUAL FUNDS
401,985	Federated Government Obligations Fund Institutional Class 0.01% (b)	401,985

TOTAL MONEY MARKET MUTUAL FUNDS — 0.78% (Cost $401,985)		$401,985

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 5.06%
$623,795	Undivided interest of 0.73% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $623,795 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (c)	$623,795

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$623,794	Undivided interest of 0.73% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $623,794 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (c)	$623,794

623,794	Undivided interest of 1.64% in a repurchase agreement (principal amount/value $38,013,228 with a maturity value of $38,013,376) with Merrill Lynch, Pierce, Fenner & Smith, 0.14%, dated 6/30/15 to be repurchased at $623,794 on 7/1/15 collateralized by various U.S. Government Agency securities, 2.18% - 6.00%, 6/1/25 - 6/20/61, with a value of $38,773,492. (c)	623,794

623,794	Undivided interest of 2.58% in a repurchase agreement (principal amount/value $24,141,946 with a maturity value of $24,142,006) with Morgan Stanley & Co LLC, 0.09%, dated 6/30/15 to be repurchased at $623,794 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.75% - 9.50%, 2/16/16 - 5/1/45, with a value of $24,624,785. (c)	623,794

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$131,318	Undivided interest of 22.40% in a repurchase agreement (principal amount/value $586,391 with a maturity value of $586,393) with TD Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $131,318 on 7/1/15 collateralized by U.S. Treasury securities, 0.25% - 7.25%, 9/30/15 - 11/15/44, with a value of $598,119. (c)	$131,318

TOTAL SHORT TERM INVESTMENTS — 5.06% (Cost $2,626,495)		$2,626,495

TOTAL INVESTMENTS — 104.54% (Cost $50,997,633)		$54,227,998

OTHER ASSETS & LIABILITIES, NET — (4.54)%		$(2,352,680)

TOTAL NET ASSETS — 100.00%		$51,875,318

(a)	All or a portion of the security is on loan at June 30, 2015.
(b)	Rate shown is the 7-day yield as of June 30, 2015.
(c)	Collateral received for securities on loan.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West SecureFoundation® Balanced ETF Fund

ASSETS:
Investments at fair value, unaffiliated (including $2,567,948 of securities on loan)(a)	$51,601,503
Repurchase agreements, fair value(b)	2,626,495
Subscriptions receivable	290,000
Receivable for investments sold	293,828
Dividends receivable	90,890

Total Assets	54,902,716

LIABILITIES:
Payable to investment adviser	10,401
Payable for administrative services fees	2,261
Payable upon return of securities loaned	2,626,495
Redemptions payable	3,917
Payable for investments purchased	373,722
Payable for distribution fees	10,602

Total Liabilities	3,027,398

NET ASSETS	$51,875,318

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$398,087
Paid-in capital in excess of par	47,821,477
Net unrealized appreciation	3,230,365
Undistributed net investment income	323,843
Accumulated net realized gain	101,546

NET ASSETS	$51,875,318

CAPITAL STOCK:
Authorized	20,000,000
Issued and Outstanding	3,980,871

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$13.03

MAXIMUM OFFERING PRICE PER SHARE(c)	$13.72

(a) Cost of investments, unaffiliated	$48,371,138
(b) Cost of repurchase agreements	$2,626,495
(c) Maximum offering price per share represents the net asset value per share divided by 0.95, based on maximum sales charge of 5.00% of the Fund’s offering price.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West SecureFoundation® Balanced ETF Fund

INVESTMENT INCOME:
Interest	$5
Income from securities lending	14,988
Dividends	438,238

Total Income	453,231

EXPENSES:
Management fees	38,954
Administrative services fees	12,173
Investment administration fees	7,821
Audit fees	8,670
Bank and custodian fees	1,865
Directors’ fees	672
Distribution fees	61,219
Registration fees	5,306
Legal fees	2,609
Transfer agent fees	10,897
Shareholder reports expense	1,860
Other	3,918

Total Expenses	155,964

Less amount reimbursed by investment adviser	26,576

Net Expenses	129,388

NET INVESTMENT INCOME	323,843

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	84,291
Realized gain distributions received	3,027

Net Realized Gain	87,318

Net change in unrealized appreciation on investments	346,651

Net Realized and Unrealized Gain	433,969

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$757,812

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West SecureFoundation® Balanced ETF Fund

OPERATIONS:
Net investment income	$323,843	$641,459
Net realized gain	87,318	151,889
Net change in unrealized appreciation	346,651	1,210,118

Net Increase in Net Assets Resulting from Operations	757,812	2,003,466

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(704,713)
From net realized gains	–	(94,187)

Total Distributions	0	(798,900)

CAPITAL SHARE TRANSACTIONS:
Shares sold	10,087,153	24,766,118
Shares issued in reinvestment of distributions	–	798,900
Shares redeemed	(3,960,332)	(4,738,821)

Net Increase in Net Assets Resulting from Capital Share Transactions	6,126,821	20,826,197

Total Increase in Net Assets	6,884,633	22,030,763

NET ASSETS:
Beginning of period	44,990,685	22,959,922

End of period(a)	$51,875,318	$44,990,685

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	770,686	1,955,533
Shares issued in reinvestment of distributions	–	62,061
Shares redeemed	(302,927)	(374,059)

Net Increase	467,759	1,643,535

(a) Including undistributed net investment income:	$323,843	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the period indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012(a)
Great-West SecureFoundation® Balanced ETF Fund - Class A

NET ASSET VALUE, BEGINNING OF PERIOD	$12.81		$12.28		$10.75		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.25	(b)	0.22	(b)	0.28	(b)
Net realized and unrealized gain	0.13		0.52		1.44		0.61

Total From Investment Operations	0.22		0.77		1.66		0.89

LESS DISTRIBUTIONS:
From net investment income	–		(0.21)		(0.13)		(0.14)
From net realized gains	–		(0.03)		(0.00)	(c)	(0.00)	(c)

Total Distributions	(0.00)		(0.24)		(0.13)		(0.14)

NET ASSET VALUE, END OF PERIOD	$13.03		$12.81		$12.28		$10.75

TOTAL RETURN(d) (e)	1.72%	(f) (g)	6.22%	(h)	15.52%	(h)	8.94%	(g) (h)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$51,875		$44,991		$22,960		$3,048
Ratio of expenses to average net assets(i)
Before reimbursement and waiver	0.64%	(j)	0.72%		1.03%		5.05%	(j)
After reimbursement and waiver	0.53%	(j)	0.53%		0.53%		0.49%	(j)
Ratio of net investment income (loss) to average net assets(i)
Before reimbursement and waiver	N/A		N/A		1.40%		(1.74%)	(j)
After reimbursement and waiver	1.33%	(j)	1.94%		1.90%		2.81%	(j)
Portfolio turnover rate	21%	(g)	57%		132%		176%	(g)

(a)	The Fund’s inception date was January 23, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Total return does not reflect the effect of the sales charges.
(e)	Total return does not include the fee of the SecureFoundation® Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(g)	Not annualized for periods less than one full year.
(h)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(i)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(j)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Balanced ETF Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available. The minimum initial investment in the Fund is $10,000.

This report includes information for Class A. An initial sales charge of 5% is imposed on purchases of the Fund’s shares and is deducted prior to the investment in the Fund.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of the Great-West SecureFoundation® Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

Semi-Annual Report - June 30, 2015

implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Exchange Traded Funds	Exchange traded close price.

Mutual Funds	Net asset value of underlying mutual fund.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Fund-of-Funds Structure Risk

Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Semi-Annual Report - June 30, 2015

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are paid or reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$51,023,013

Gross unrealized appreciation on investments	3,671,320
Gross unrealized depreciation on investments	(466,335)

Net unrealized appreciation on investments	$3,204,985

Application of Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.16% of the average daily net assets of the Fund. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.

The Adviser has agreed to reimburse operating expenses (excluding the administrative service fees and distribution fees including expenses paid directly by the Fund) that are incurred by the Fund which exceed an annual rate of 0.07% of daily net assets (Expense Limit). The expense reimbursement may be revised at any time without notice. The amount reimbursed, if any, is reflected in the Statement of Operations.

The Adviser is permitted to recoup amounts reimbursed to the class in future periods, not exceeding three years, if the Fund’s other expenses including such recoupment do not exceed the Expense Limit. For the period ended June 30, 2015, the fee reimbursements were as follows:

Balance of Recoupable Expenses 2013	Balance of Recoupable Expenses 2014	Balance of Recoupable Expenses During the Period Ended June 30, 2015	Recoupment of Past Reimbursed Fees by the Adviser	Total
$65,555	$61,531	$26,576	$0	$153,662

Semi-Annual Report - June 30, 2015

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class A shares and for providing or arranging for the provision of services to Class A shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class A shares.

The Fund has adopted an administrative services plan. Under this plan shareholder servicing agents will provide administrative and support services to shareholders. For these services Class A pays an annual fee of up to 0.05% of its average daily net assets.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

3. PURCHASES & SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments were $16,361,965 and $10,135,611, respectively.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $2,567,948 and received collateral of $2,626,495 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as equity exchange traded funds. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Balanced ETF Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Class A Shares as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-year period ended December 31, 2014. The Board only considered short-term performance due to the Fund’s recent inception in the first quarter of 2012. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that, although the Fund underperformed its benchmark index for the one-year period ended December 31, 2014, the Fund was in the second quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same period. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Class A Shares, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and less than the average and median total annual operating expense ratio of its peer group and peer universe of funds.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management payable by the Fund, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by an affiliate of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be fair and reasonable and that continuation of the Agreement is in the best interests of the Fund.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)             (1) Not required in filing.

  (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

  (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015